Employee Benefit And Retirement Plans (Schedule Of Company's Pension Cost And Supplemental Retirement Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ 774.8
Defined Benefit Plan, Plans with Plan Assets in Excess of Benefit Obligation, Projected Benefit Obligation	420.3
Defined Benefit Plan, Plans with Plan Assets in Excess of Benefit Obligation, Fair Value of Plan Assets	444.0
U.S. [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning	969.6	910.8
Service cost-benefits earned during the period	4.3	4.0	4.8
Interest cost on projected benefit obligation	49.4	50.6	52.1
Amortization of prior service cost and actuarial loss	88.6	67.2
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	0	0
Defined Benefit Plan, Benefits Paid	(57.3)	(63.0)
Defined Benefit Plan, Settlements, Benefit Obligation	0.3	0
Defined Benefit Plan, Benefit Obligation, Ending	1,054.9	969.6	910.8
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning	635.0	576.9
Defined Benefit Plan, Actual Return on Plan Assets	29.0	59.0
Defined Benefit Plan, Contributions by Employer	28.2	62.1
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	0	0
Defined Benefit Plan, Benefits Paid	(57.3)	(63.0)
Defined Benefit Plan, Settlements, Plan Assets	0	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending	634.9	635.0	576.9
Defined Benefit Plan, Funded Status of Plan	(420.0)	(334.6)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(17.7)	(7.7)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(402.3)	(326.9)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(420.0)	(334.6)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	(8.9)	(10.2)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	(679.6)	(576.5)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	(688.5)	(586.7)
Defined Benefit Plan, Accumulated Benefit Obligation	1,049.7	964.1
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.50%	5.25%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.80%	2.70%
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost-benefits earned during the period	4.3	4.0	4.8
Interest cost on projected benefit obligation	49.4	50.6	52.1
Expected return on plan assets	(59.6)	(57.5)	(57.2)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	1.3	1.3	1.3
Defined Benefit Plan, Amortization of Gains (Losses)	16.1	11.3	8.3
Curtailment and settlement costs	0.2	0	0
Net periodic pension cost	11.7	9.7	9.3
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.25%	5.75%	6.25%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	8.25%	8.25%	8.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.70%	3.00%	4.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	29
International [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning	482.6	499.8
Service cost-benefits earned during the period	6.0	4.8	4.9
Interest cost on projected benefit obligation	26.6	26.6	24.5
Amortization of prior service cost and actuarial loss	46.1	(2.2)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	(2.0)	(19.9)
Defined Benefit Plan, Benefits Paid	(22.1)	(31.7)
Defined Benefit Plan, Settlements, Benefit Obligation	(0.9)	5.2
Defined Benefit Plan, Benefit Obligation, Ending	536.3	482.6	499.8
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning	426.3	410.6
Defined Benefit Plan, Actual Return on Plan Assets	63.2	33.9
Defined Benefit Plan, Contributions by Employer	20.3	21.3
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	(0.2)	(13.7)
Defined Benefit Plan, Benefits Paid	(22.1)	(31.7)
Defined Benefit Plan, Settlements, Plan Assets	(3.0)	5.9
Defined Benefit Plan, Fair Value of Plan Assets, Ending	484.5	426.3	410.6
Defined Benefit Plan, Funded Status of Plan	(51.8)	(56.3)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	23.9	19.4
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(4.6)	(4.0)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(71.1)	(71.7)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(51.8)	(56.3)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	1.0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	(71.5)	(61.6)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	(70.5)	(61.6)
Defined Benefit Plan, Accumulated Benefit Obligation	528.1	474.3
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.69%	5.37%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.72%	4.16%
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost-benefits earned during the period	6.0	4.8	4.9
Interest cost on projected benefit obligation	26.6	26.6	24.5
Expected return on plan assets	(28.3)	(24.8)	(22.2)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	3.4	0	0
Defined Benefit Plan, Amortization of Gains (Losses)	0.9	2.0	0.1
Curtailment and settlement costs	(0.8)	3.2	1.3
Net periodic pension cost	7.8	11.8	8.6
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.35%	5.70%	6.08%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.39%	6.32%	5.65%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	4.02%	4.22%	3.83%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	21
Required Contribution [Member] | U.S. [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 41